Premises and Equipment	12 Months Ended
Dec. 31, 2012
Premises and Equipment [Abstract]
PREMISES AND EQUIPMENT

NOTE 5 - PREMISES AND EQUIPMENT

Components of premises and equipment at December 31 are as follows:

	2012	2011
	(In Thousands)
Land and improvements	$2,238	$2,228
Buildings and improvements	9,494	9,244
Furniture and equipment	3,998	3,801
	15,730	15,273
Accumulated depreciation	(8,404)	(7,794)

	$7,326	$7,479

Depreciation expense totaled $570,000, $531,000 and $459,000 for the years ended December 31, 2012, 2011 and 2010, respectively.

Certain facilities are leased under various operating leases. Rental expense for these leases was $327,000, $299,000 and $254,000, respectively for the years ended December 31, 2012, 2011 and 2010. Future minimum rental commitments under noncancellable leases as of December 31, 2012 were as follows (in thousands):

2013	$ 321
2014	312
2015	309
2016	239
2017	189
Thereafter	1,868
$3,238